Employee Related Obligations (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Employee Related Obligations (Textual) [Abstract]
Prepaid employee related obligation	$ 194	$ 249